SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries of Company
The material subsidiaries of the Company as of December 31, 2024, all of which have been included in these consolidated financial statements, are as follows:

NAME	PRINCIPAL ACTIVITIES	COUNTRY OF INCORPORATION	OWNERSHIP %
GDC Media Limited	Digital marketing	Ireland	100
GDC Malta Limited	Digital marketing	Malta	100
GDC America, Inc.	Digital marketing	United States	100
Roto Sports, Inc.	Digital marketing	United States	100

Schedule of Exchange Rates Used to Translate Financial Statements into USD from Euros
The following exchange rates were used to translate the financial statements of the Group into USD from EUR:

	Period End (1)	Average for Period (2)	Beginning of Period(1)	Low	High
Year ended December 31,	(EUR per USD)
2024	0.96	0.92	0.91	0.89	0.96
2023	0.91	0.92	0.93	0.89	0.96
2022	0.93	0.95	0.88	0.87	1.05

Summary of Cost of Assets to Residual Values Over Estimated Useful Lives
Depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

Computer and other office equipment	5 years
Leasehold improvements	The shorter of the remaining lease term or 10 years

Disclosure Of Intangible Assets And Goodwill Explanatory
The carrying amount of intangible assets (excluding goodwill) with indefinite useful lives have been allocated to the Group’s cash generating units as follows:

	As at December 31,
	2024	2023
Performance marketing, domain names and related websites	100,386	69,971
Fantasy sports, domain names and related websites	8,100	8,100
	108,486	78,071

Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets
As at December 31, 2024 and 2023, geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	As at December 31,
	2024	2023
Ireland	108,794	75,858
United States	27,232	24,398
Other	1,250	112
	137,276	100,368